SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On November 14, 2017, we paid a distribution of $0.5775 per unit in respect of the quarter ended September 30, 2017, amounting to $40.8 million in the aggregate.

In October 2017, we sold 5,520,000 of our 8.75% Series A Cumulative Redeemable Preferred Units representing limited partner interests, at $25.00 per unit. We received proceeds of $133.7 million net of underwriting discounts and commissions, which we intend to use for general partnership purposes.

On October 13, 2016, we entered into an exchange agreement (the “Exchange Agreement”) with Golar and our general partner pursuant to which Golar and our general partner agreed to contribute all of their rights, title and interest in the then-outstanding incentive distribution rights (“IDRs”) in exchange for the issuance of new IDRs and 61,109 general partner units to our general partner and 2,994,364 common units to Golar (the “IDR Exchange”). Under the Exchange Agreement, we agreed to issue an aggregate of up to 748,592 additional common units and up to 15,278 additional general partner units to Golar and our general partner, respectively, if certain target distributions are met (collectively, the “Earn-Out Units”). As of November 14, 2017, we had paid the minimum quarterly distribution in respect of each of the four quarters ended September 30, 2017. Therefore, pursuant to the terms of the Exchange Agreement, we issued half of the Earn-Out Units (374,295 common units and 7,639 general partner units), and we paid to Golar the distributions it would have been entitled to receive on those units for the four preceding quarters, in an amount equal to$0.9 million in the aggregate.

The remaining Earn-Out Units will be issued following the payment of the distribution in respect of the quarter ending September 30, 2018, provided that we have paid a distribution equal to at least $0.5775 per common unit for each of the quarters ending December 31, 2017, March 31, 2018, June 30, 2018 and September 30, 2018.